SEGMENT REPORTING AND VARIABLE INTEREST ENTITIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012		Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Restated	Dec. 31, 2012 Recourse Financing Structures Unlevered Assets and Other Liabilities
Aggregate Face Amount of debt	$ 71,100			$ 157,000
Carrying Value of debt	62,300			143,000
Recourse debt						925,191
Repurchase Agreement - FNMA/FHLMC securities	772,900
Carrying value of FNMA/FHLMC securities	820,500
Repurchase Agreement - Newcastle CDO VI	1,400
Senior notes Newcastle CDO VI	21,000
Repurchase Agreement-Non agency RMBS	150,900
Carrying value of non-agency RMBS	228,500
Non-agency residential mortgage backed securities purchased	17
Aggregate Face Amount of Non-Agency securities purchased	90,900
Aggregate purchase price of non-agency securities	61,700
Average price (percentage of par) of Non-Agency securities purchased	67.90%
Aggregate Face Amount of Debt, Non-Agency RE Securities	89,300
Carrying Value of debt, Non-Agency RE Securities	61,300
Deconsolidation of CDO VII - decrease in gross assets			149,400
Deconsolidation of CDO VII - decrease in gross liabilities			437,800
Deconsolidation of CDO VII - increase in equity			288,400
Deconsolidation of CDO V - decrease in gross assets					301,600
Deconsolidation of CDO V - decrease in gross liabilities					357,000
Deconsolidation of CDO V - gain on deconsolidation					45,072
Deconsolidation of CDO V - decrease in AOCI loss					10,300
Deconsolidation of CDO X - decrease in gross assets	1,100,000
Deconsolidation of CDO X - decrease in gross liabilities	1,200,000
Deconsolidation of CDO X - decrease in other comprehensive income	25,500
Deconsolidation of CDO X - gain on sale	224,317
Face amount of debt in VIE	42,700
Carrying Value of Newcastle's Investment (C)	5,998	[1]
Face amount of CDO V Class I, III, and IV-FL notes	$ 18,800

[1]	(C) This amount represents Newcastle's maximum exposure to loss from this entity, which was its fair value at December 31, 2012, related to $18.8 million face amount of CDO V Class I, III and IV-FL notes.